10-Q Property, plant and equipment, net (Tables)	3 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Summary of property, plant and equipment, net
The Company’s property, plant and equipment is segregated into the following asset classes:

Asset Class	Estimated useful lives(2)
Land	Indefinite life
Building and improvements(1)	10-39 years
Furniture and fixtures	3-5 years
Machinery and equipment	3-7 years
Information technology	3-7 years
(1) Leasehold improvements are depreciated over the shorter of the asset’s useful life or the remaining lease term.
(2) At each fiscal year-end, the Company reviews the estimated useful lives, residual values and depreciation methods of its Property, plant and equipment and applies any resulting adjustments prospectively.

Property, plant and equipment, net consist of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Land	$12,937	$7,616
Building and improvements	548,388	499,279
Furniture and fixtures	108,750	86,606
Machinery and equipment	133,648	114,904
Information technology	27,668	27,376
Construction in progress	22,618	67,579
Property, plant and equipment, gross	854,009	803,360
Less: Accumulated depreciation	(333,623)	(260,756)
Property, plant and equipment, net	$520,386	$542,604

The components of the Company’s depreciation expense for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Years Ended December 31,
Depreciation expense(1):	2025	2024	2023
Cost of goods sold	$48,526	$49,399	$48,228
Operating expenses	35,359	33,867	26,286
Total depreciation expense	$83,885	$83,266	$74,514

(1) Includes depreciation expense associated with assets under failed sale and leaseback arrangements. See Note 12 — Failed sale and leaseback arrangements for further detail.